Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Advance to suppliers	$ 376,191
Other receivable	72,804	41,878
Other current assets	$ 448,995	41,878
Successor [Member]
Advance to suppliers			$ 65,385
Other receivable		41,878	9,027
Other current assets		$ 41,878	$ 74,412
Predecessor [Member]
Advance to suppliers				$ 208,750
Other receivable				106
Other current assets				$ 208,856